Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets
(a)	Below is presented the movement:

	Balance as of		Balance as of	Additions		Balance as of
	January 1,		December 31,	and		December 31,
	2022	Additions	2022	transfers	Disposals	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	15,001	215	15,216	72	—	15,288
Rights-of-use (c)	13,720	—	13,720	3,732	(475)	16,977
Software licenses	10,862	75	10,937	—	—	10,937
Goodwill (d)	—	—	—	34,023	—	34,023

	39,583	290	39,873	37,827	(475)	77,225
Accumulated amortization:
Rights-of-use (c)	8,883	705	9,588	980	(274)	10,294
Software licenses	5,504	936	6,440	672	—	7,112

	14,387	1,641	16,028	1,652	(274)	17,406

Cost, net	25,196		23,845			59,819

See related accounting policies in Note 2.4(w).

(b)

The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level pilot to a demonstration stage.

(c)

Corresponds to the mineral servitude agreements signed with the communities surrounding the Group’s operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.

(d)   Corresponds to the higher value paid during the acquisition of the subsidiary El Brocal for US$34.0 million from previous years.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of other non financial assets [Line Items]
Schedule of other non-financial assets

	December 31, 2023	December 31, 2022
	US$(000)	US$(000)

Current
Value added tax (VAT) credit	39,143	33,014

Non-current
Other receivables (a)	274,029	333,338
Uncertain tax positions (b)	18,252	16,635
Other taxes to be recovered	1,981	1,928
	294,262	351,901

Total other non-financial assets	333,405	384,915
(a)

As of December 31, 2023, represents disbursements made to SUNAT (National Superintendency of Customs and Tax Administration) under protest by the Company through year 2016 of US$192.6 million (US$ 262.3 million as of December 31, 2022), for the years 2015 through 2017 related to customs taxes of US$ 16.2 million (US$15.7 million as of December 31, 2022) and for the year 2018 related to social contributions to EsSalud (Social Health Insurance) of US$ 8.4 million (no balance as of December 31, 2022).

Additionally includes tax credits associated with completion of SUNAT audits through year 2016 of US$56.8 million as of December 31, 2023, and US$55.3 million as of December 31, 2022. According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable (see Notes 13(c) and 13(e)).

(b)

The balance as of December 31, 2023, represents income tax benefits for the years 2017, 2019, 2020, 2022 and 2023 of US$18.3 million determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments” (US$16.6 million as of December 31, 2022, for the years 2017, 2019 and 2020).